Commitments and contingencies	12 Months Ended
Dec. 31, 2022
Commitments and contingencies
Commitments and contingencies

31.   Commitments and contingencies

Taxation

Although we generally are not responsible for indirect taxes (VAT and withholding sales taxes) generated on games accessed and operated through third-party platforms, we are responsible for collecting and remitting applicable sales, value added, use or similar taxes for revenue generated on games accessed and operated on our own platforms and/or in countries where the law requires the game publishers to pay such taxes even if games are made available for users through third-party platforms. Furthermore, an increasing number of U.S. states have considered or adopted laws that attempt to impose tax collection obligations on out-of-state companies. This is also the case in respect of the European Union, where value added taxes or digital services taxes were or may be imposed on companies making digital sales to consumers within the European Union. In addition, as taxation of IT industries is rapidly developing there is a risk that various tax authorities may interpret certain agreements or tax payment arrangements differently than the Company (including identification of the taxpayer and determination of the tax residency).

We believe that these consolidated financial statements reflect our best estimate of tax liabilities and uncertain tax positions, which are appropriately accounted for and/or disclosed in these consolidated financial statements. In respect of the above risks, we consider them to be reasonably possible of being materialised, however, the potential financial effects thereof cannot be presently reliably estimated.

[2]	Includes the effects of i) US GAAP to IFRS conversion adjustment and ii) effect of difference in fair values between Kismet warrants and GDEV Inc. warrants.